Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 276,138
2018	195,648
2019	135,656
2020	88,705
2021 and thereafter	109,997
Total future minimum lease payments receivable	$ 806,144